Financial Instruments - Change in liabilities arising from financing activities (Details) - Derivative financial instrument £ in Thousands	12 Months Ended
Dec. 31, 2017 GBP (£)
Changes in fair value measurement, liabilities [abstract]
Beginning balance	£ 7,923
Fair value adjustments - non cash	(6,650)
Ending balance	£ 1,273